L. Kay Chandler

(858) 550-6014

kchandler@cooley.com

August 3, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Horizon Pharma, Inc.

Registration Statement on Form S-1

Initial public offering of common stock

Ladies and Gentlemen:

We are transmitting for filing under the Securities Act of 1933, as amended, a registration statement on Form S-1 that relates to the initial public offering of the common stock of Horizon Pharma, Inc.

A filing fee in the amount of $6,149.63 has been wired to the Securities and Exchange Commission account.

Please contact the undersigned at (858) 550-6014 or Barbara L. Borden at (858) 550-6064 with any questions about this filing.

Sincerely,

/s/ L. Kay Chandler
L. Kay Chandler

cc: Barbara L. Borden

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM